JPMORGAN SMARTRETIREMENT BLEND FUNDS

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2015 Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

(All Share Classes) (each, a series of JPMorgan Trust I)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 8, 2014 to the Prospectuses dated November 1, 2013, as supplemented

Change in Strategic Target Allocations. As stated in each Fund’s prospectuses, JPMorgan Investment Management Inc. (the “Adviser”) will review the strategic target allocations for each Fund on at least an annual basis and may make changes when it believes it is beneficial to a Fund. In accordance with this review, the Adviser is modifying certain of the strategic target allocations for each Fund. The revised strategic target allocations for each Fund are reflected in the changes to the prospectuses noted below.

JPMorgan SmartRetirement Blend Income Fund

The Strategic Target Allocations table and the sentence immediately preceding such table in the “What are the Fund’s main investment strategies?” section in the Fund’s prospectuses are replaced with the following:

The Fund’s strategic target allocations among various asset classes and sub-asset classes as of the date of this prospectus are set forth below:

Strategic Target Allocations[1]
Fixed Income	52.5%
U.S. Fixed Income	34.5%
Inflation Managed	7.5%
High Yield	7.8%
Emerging Markets Debt	2.8%
Equity	34.5%
U.S. Large Cap Equity	19.0%
U.S. Small/Mid Cap Equity	4.0%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.0%
Commodities	1.5%
Global Natural Resources	1.5%

Note:	Above allocations may not sum up to 100% due to rounding.

1	As of the date of this Prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

SUP-SRB-114

JPMorgan SmartRetirement Blend 2015 Fund, JPMorgan SmartRetirement Blend 2020 Fund, JPMorgan SmartRetirement Blend 2025 Fund, JPMorgan SmartRetirement Blend 2030 Fund, JPMorgan SmartRetirement Blend 2035 Fund, JPMorgan SmartRetirement Blend 2040 Fund, JPMorgan SmartRetirement Blend 2045 Fund, JPMorgan SmartRetirement Bend 2050 Fund and JPMorgan SmartRetirement Blend 2055 Fund

For all Funds other than the JPMorgan SmartRetirement Blend Income Fund, the glide path and accompanying table in the “What are the Fund’s main investment strategies?” section in each Fund’s prospectus is hereby replaced with the following:

Strategic Target Allocation[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10
Equity	86.0%	86.0%	86.0%	86.0%	79.0%	72.0%	62.0%	51.5%	34.5%	34.5%	34.5%
U.S. Large Cap Equity	43.3%	43.3%	43.3%	43.3%	40.0%	36.8%	31.5%	26.3%	19.0%	19.0%	19.0%
U.S. Small/Mid Cap Equity	10.0%	10.0%	10.0%	10.0%	9.3%	8.5%	7.3%	6.0%	4.0%	4.0%	4.0%
REIT	6.0%	6.0%	6.0%	6.0%	5.5%	5.0%	4.5%	4.0%	2.5%	2.5%	2.5%
International Equity	18.5%	18.5%	18.5%	18.5%	16.8%	15.0%	13.0%	11.0%	7.0%	7.0%	7.0%
Emerging Markets Equity	8.3%	8.3%	8.3%	8.3%	7.5%	6.8%	5.8%	4.3%	2.0%	2.0%	2.0%
Commodities & Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	3.0%	3.0%	3.0%
Commodities	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Global Natural Resources	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.5%	1.5%	1.5%	1.5%
Fixed Income	14.0%	14.0%	14.0%	14.0%	21.0%	28.0%	38.0%	47.5%	52.5%	52.5%	52.5%
U.S. Fixed Income	9.5%	9.5%	9.5%	9.5%	16.0%	22.5%	31.8%	36.5%	34.5%	34.5%	34.5%
Inflation Managed	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.0%	7.5%	7.5%	7.5%
High Yield	3.0%	3.0%	3.0%	3.0%	3.3%	3.5%	4.0%	5.5%	7.8%	7.8%	7.8%
Emerging Markets Debt	1.5%	1.5%	1.5%	1.5%	1.8%	2.0%	2.3%	2.5%	2.8%	2.8%	2.8%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%
Money Market/Cash and Cash Equivalents	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.0%	10.0%	10.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1.	As of the date of this Prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

All Funds

For all Funds, the changes noted below are hereby made to the “Strategic Target Allocations” sub-section in the “More About the Funds” section in each Fund’s prospectuses.

The first sentence in the “Strategic Target Allocations” sub-section is replaced with the following:

The table below represents the strategic target allocations for each Fund as of the date of this prospectus.

The Strategic Target Allocations table in the “Strategic Target Allocations” sub-section is replaced with the following:

Strategic Target Allocation[1]
Allocation Ranges (%)	Income Fund Target	2015 Fund Target	2020 Fund Target	2025 Fund Target	2030 Fund Target	2035 Fund Target	2040 Fund Target	2045 Fund Target	2050 Fund Target	2055 Fund Target
Equity	34.5%	41.3%	55.7%	66.0%	74.8%	81.8%	86.0%	86.0%	86.0%	86.0%
U.S. Large Cap Equity	19.0%	21.9%	28.4%	33.6%	38.1%	41.3%	43.3%	43.3%	43.3%	43.3%
U.S. Small/Mid Cap Equity	4.0%	4.8%	6.5%	7.8%	8.8%	9.6%	10.0%	10.0%	10.0%	10.0%
REIT	2.5%	3.1%	4.2%	4.7%	5.2%	5.7%	6.0%	6.0%	6.0%	6.0%
International Equity	7.0%	8.6%	11.8%	13.8%	15.7%	17.5%	18.5%	18.5%	18.5%	18.5%
Emerging Markets Equity	2.0%	2.9%	4.9%	6.2%	7.1%	7.8%	8.3%	8.3%	8.3%	8.3%

Commodities & Global Natural Resources	3.0%	2.2%	0.6%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Commodities	1.5%	1.1%	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Global Natural Resources	1.5%	1.1%	0.3%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Fixed Income	52.5%	50.5%	43.7%	34.0%	25.2%	18.2%	14.0%	14.0%	14.0%	14.0%
U.S. Fixed Income	34.5%	35.3%	34.6%	28.1%	19.9%	13.4%	9.5%	9.5%	9.5%	9.5%
Inflation Managed	7.5%	5.7%	1.8%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
High Yield	7.8%	6.9%	4.9%	3.8%	3.4%	3.2%	3.0%	3.0%	3.0%	3.0%
Emerging Markets Debt	2.8%	2.7%	2.4%	2.2%	1.9%	1.7%	1.5%	1.5%	1.5%	1.5%

Money Market Cash and Cash Equivalents	10.0%	6.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Money Market Cash and Cash Equivalents	10.0%	6.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Note:	Above allocations may not sum up to 100% due to rounding.

1.	As of the date of this Prospectus, each Fund utilizes underlying funds to implement its strategic target allocations although each Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE